Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended					0 Months Ended									1 Months Ended				8 Months Ended				2 Months Ended			2 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended			2 Months Ended			9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Number of vested shares	Dec. 31, 2013 Dryships Inc.	Dec. 31, 2012 Dryships Inc.	Dec. 31, 2011 Dryships Inc.	Jan. 25, 2010 Equity Incentive Plan 2008	Mar. 05, 2008 Equity Incentive Plan 2008	Jan. 12, 2011 Compensation Committee approval on 12 January 2011	Dec. 31, 2018 Compensation Committee approval on 12 January 2011	Dec. 31, 2017 Compensation Committee approval on 12 January 2011	Dec. 31, 2016 Compensation Committee approval on 12 January 2011	Dec. 31, 2015 Compensation Committee approval on 12 January 2011	Dec. 31, 2014 Compensation Committee approval on 12 January 2011	Dec. 31, 2013 Compensation Committee approval on 12 January 2011	Dec. 31, 2012 Compensation Committee approval on 12 January 2011	Dec. 31, 2011 Compensation Committee approval on 12 January 2011	Jan. 25, 2010 Compensation Committee approval on 25 January 2010	Dec. 31, 2012 Compensation Committee approval on 25 January 2010	Dec. 31, 2011 Compensation Committee approval on 25 January 2010	Dec. 31, 2010 Compensation Committee approval on 25 January 2010	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 Fabiana	Aug. 20, 2015 Compensation Committee approval on 20 August 2013 Fabiana	Aug. 20, 2014 Compensation Committee approval on 20 August 2013 Fabiana	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 Fabiana Number of vested shares	Mar. 05, 2010 Grant Date 1	Dec. 31, 2011 Grant Date 1	Dec. 31, 2010 Grant Date 1	Mar. 05, 2010 Grant Date 1 Number of vested shares	Feb. 04, 2011 Grant Date 2	Dec. 31, 2012 Grant Date 2	Mar. 05, 2010 Grant Date 2 Number of non vested shares	Mar. 12, 2009 Shares Granted To Executive Director	Oct. 02, 2008 Shares Granted To Executive Director	Mar. 01, 2011 Shares Granted To Executive Director	Mar. 01, 2010 Shares Granted To Executive Director	Mar. 05, 2008 Shares Granted to Fabiana	Aug. 20, 2013 Shares Granted to Fabiana	May 28, 2008 Shares Granted to Fabiana	Oct. 02, 2008 Shares Granted to non executive directors	Oct. 02, 2008 Shares Granted to non executive directors Number of vested shares	Oct. 02, 2008 Shares Granted to non executive directors Number of non vested shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							21,834,055	1,834,055
Shares Granted									9,000,000									4,500,000											1,000	15,000		2,000	70,621				1,000,000				9,000	9,000
Vested number of shares on grant date									1,000,000									1,000,000							333,334
Vested in period										1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,500,000	1,000,000	1,000,000		333,333	333,333		1,000	1,000	1,000							28,248	42,373			125,000
Vested number of shares			15,000												4,000,000																10,000
Grant date fair value weighted average per share									$ 5.5									$ 6.05				$ 2.01				$ 5.66				$ 5.01			$ 3.54	$ 33.59			$ 75.09
Unrecognized compensation cost related to non-vested share arrangements granted				$ 13,947	$ 19,725	$ 32,413
Weighted average period of recognition for unrecognised compensation cost				5 years
Allocated Share-based Compensation Expense				7,790	12,686	26,568
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value				$ 5,394	$ 4,008	$ 9,658
Vesting period									8 years													2 years								3 years										3 years
Shares issued by the company for the sign on bonus																						1,000,000
Common stock par value	$ 0.01	$ 0.01																																				$ 0.01